Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income taxes	$ 305	$ 299
Deferred income taxes	3,478	723
Provision for income taxes	$ 3,783	$ 1,022